Commitments and Contingencies - Summary of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating lease cost
Short-term lease cost	$ 41	$ 127
Sublease income	(49)	(63)
Total lease cost	896	4,110
Research and Development
Operating lease cost
Operating lease cost	610	3,744
General and Administrative
Operating lease cost
Operating lease cost	$ 294	$ 302